Intangible Assets - Summary of Goodwill Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Goodwill	€ 53,697	€ 2,978
CGU Immunotherapies
Disclosure Of Intangible Assets [Line Items]
Goodwill	53,163	2,444
External Product Sales of JPT
Disclosure Of Intangible Assets [Line Items]
Goodwill	€ 534	€ 534